CASH, CASH EQUIVALENTS AND RESTRICTED CASH (Details) ¥ in Thousands, $ in Thousands	Sep. 30, 2020 USD ($)	Sep. 30, 2020 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Sep. 30, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
CASH, CASH EQUIVALENTS AND RESTRICTED CASH
Cash and cash equivalents	$ 12,677	¥ 86,072		¥ 157,600
Restricted cash	2,006	13,621
Total cash, cash equivalents, and restricted cash shown in the unaudited condensed consolidated statements of cash flows	$ 14,683	¥ 99,693	$ 23,211	¥ 157,600	¥ 131,902	¥ 241,508